Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance		$ 195,196	$ 168,186	$ 169,322
Additions based on tax positions related to the current year		22,386	25,662	23,154
Additions for tax positions of prior years		8,359	23,849	23,292
Reduction for tax positions of prior years		(7,262)	(7,467)	(15,214)
Settlements with tax authorities	[1]	(1,344)	(10,245)	(29,400)
Lapse of statute of limitations		(4,304)	(4,789)	(2,968)
Unrecognized tax benefits, Ending balance		$ 213,031	$ 195,196	$ 168,186

[1]	The changes in the years ended September 30, 2021 and 2020 were $10,245 and $29,400 respectively, the majority of which were offset by income tax payments or changes in Tax receivables, Tax payables and deferred tax assets.